Interest-Bearing Borrowings (Details) - Schedule of aggregate annual maturities of long-term borrowing obligations - Investors of consolidated VIEs [Member]	Dec. 31, 2022 CNY (¥)
Schedule of Aggregate Annual Maturities of Long-Term Borrowing Obligations [Abstract]
2023
2024	1,084,492,735
2025	237,055,841
2026	13,075,400
2027
Thereafter	657,000,000
Total	¥ 1,991,623,976